UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2006

Date of reporting period:	January 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Report to Shareholders

PIMCO Floating Rate Income Fund

PIMCO Floating Rate Strategy Fund

Semi-Annual Report

January 31, 2006

Contents

Letter to Shareholders	1

Performance & Statistics	2-3

Schedules of Investments	4-29

Statements of Assets and Liabilities	30

Statements of Operations	31

Statements of Changes in Net Assets	32

Statements of Cash Flows	33

Notes to Financial Statements	34-44

Financial Highlights	45-46

Annual Shareholder Meetings Results	47

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Letter to Shareholders

March 24, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund, collectively the “Funds” for the six-month and five-month periods ended January 31, 2006, respectively. In December 2005, PIMCO Floating Rate Strategy changed its fiscal year-end from July 31 to August 31. Accordingly, the financial statements for this Fund cover the five-month period from September 1, 2005 to January 31, 2006.

During the period, the Federal Reserve raised short-term interest rates five times for a total increase of 125 basis points. Within this rising interest rate environment, the 3-month London Interbank Offered Rate (“LIBOR”) increased nearly 1%, ending the reporting period at 4.68%. This trend was positive for floating-rate securities, which typically pay a spread over LIBOR. Accordingly, the Funds increased their dividends to shareholders during the period.

Please refer to the following pages for specific information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. Also, you may visit our Web site at www.allianzinvestors.com/closedendfunds to access additional information.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel

Chairman	President & Chief Executive Officer

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 1

PIMCO Floating Rate Income Fund Performance & Statistics

January 31, 2006 (unaudited)

Symbol:

PFL

Objective:

Seeks high current income, consistent with the preservation of capital.

Primary Investments:

Floating rate debt instruments, substantial portion of which will be senior floating rate loans.

Inception Date:

August 29, 2003

Total Net Assets(1):

$558.1 million

Portfolio Manager:

Raymond G. Kennedy

Total Return(2):	Market Price	Net Asset Value (“NAV”)
Six months ended 1/31/06	3.70%	3.31%
1 Year	(5.65)%	5.70%
Commencement of Operations (8/29/03) to 1/31/06	3.31%	6.33%

Common Share Market Price/NAV Performance:

Commencement of Operations (8/29/03) to 1/31/06

Market Price/NAV:

Market Price	$18.60
NAV	$19.31
Discount to NAV	(3.68)%
Market Price Yield(3)	8.45%

Portfolio composition (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at January 31, 2006.

2 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Strategy Fund Performance & Statistics

January 31, 2006 (unaudited)

Symbol:

PFN

Objective:

Seeks high current income, consistent with the preservation of capital.

Primary Investments:

Floating rate debt instruments, substantial portion of which will be senior floating rate loans.

Inception Date:

October 29, 2004

Total Net Assets(1):

$1,263.4 million

Portfolio Manager:

Raymond G. Kennedy

Total Return(2):	Market Price	Net Asset Value (“NAV”)
Five months ended 1/31/06	4.12%	2.51%
1 Year	0.64%	6.22%
Commencement of Operations (10/29/04) to 1/31/06	(0.37)%	5.44%

Common Share Market Price/NAV Performance:

Commencement of Operations (10/29/04) to 1/31/06

Market Price/NAV:

Market Price	$18.34
NAV	$18.84
Discount to NAV	(2.65)%
Market Price Yield(3)	8.30%

Portfolio composition (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at January 31, 2006.

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 3

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited)

Principal Amount (000)		Value
SENIOR LOANS (a) (b) (c) – 69.9%

Aerospace – 0.3%
	K & F Industries, Inc., Term B,
$1,254	6.81%, 11/18/12	$1,269,844
625	6.87%, 11/18/12	632,812
		1,902,656
Automotive – 0.7%
	Hayes Lemmerz International, Inc., Term B,
292	7.31%, 6/3/09	292,386
449	7.34%, 6/3/09	448,674
299	7.67%, 6/3/09	299,116
479	7.84%, 6/3/09	479,187
183	7.91%, 6/3/09	183,200
286	7.97%, 6/3/09	285,656
	Visteon Corp.,
383	8.558%, 6/25/07	386,984
385	8.85%, 6/25/07	388,600
59	9.00%, 6/25/07	59,286
1,104	9.25%, 6/25/07	1,114,642
		3,937,731
Automotive Products – 4.6%
	Cooper Standard Automotive, Inc.,
2,281	6.563%, 12/31/11, Term B	2,290,498
3,669	6.563%, 12/31/11, Term C	3,684,714
2,408	Delphi Corp., 12.75%, 6/14/11	2,546,330
	Goodyear Tire & Rubber Co.,
4,000	7.06%, 4/30/10, Term A	4,045,416
1,000	7.81%, 4/1/11	1,009,643
2,674	Polypore, Inc., 7.53%, 11/12/11, Term B	2,661,791
	Tenneco Automotive, Inc.,
1,796	6.63%, 12/12/10, Term B (e)	1,825,153
789	6.635%, 12/12/10, Term B1	801,757
3,465	TRW Automotive, Inc., 6.25%, 6/30/12, Term B	3,471,015
4,256	VWR International, Inc., 7.12%, 4/7/11, Term B	4,324,137
		26,660,454
Banking – 0.4%
	Aster Co., Ltd.
1,092	6.765%, 9/19/13, Term B1	1,091,898
1,132	7.265%, 9/19/14, Term C1	1,131,080
		2,222,978
Building/Construction – 1.5%
	Masonite International Corp., Term B,
58	6.527%, 4/6/13	56,866
3,426	6.63%, 4/6/13	3,345,960
	Nortek, Inc.,
4,871	6.94%, 8/27/11	4,914,789
25	8.50%, 8/27/11	25,026
		8,342,641

4 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount
(000)		Value

Chemicals – 4.8%
	Basell NV,
€1,750	4.74%, 9/15/13, Term B	$2,147,586
€1,750	9/15/14, Term C (f)	2,156,651
$2,978	Celanese AG, 6.527%, 4/6/11, Term B	3,013,039
	Cognis BV,
1,992	6.871%, 5/12/13, Term C1	2,017,142
1,149	7.42%, 5/12/12, Term B1	1,159,638
€1,889	Cognis Deutschland GMBH, 4.356%, 5/12/11, Term A	2,301,459
	Hercules, Inc., Term B,
$90	6.277%, 10/8/10	91,181
1,875	6.31%, 10/8/10	1,899,609
1,046	Huntsman International LLC, 6.233%, 8/10/12	1,052,556
	INEOS Holdings Ltd.,
€1,250	10/7/13, Term B (e) (f)	1,357,150
€500	10/7/14, Term C (e) (f)	607,150
€750	10/7/14, Term C1 (e) (f)	750,000
€1,000	9.481%, 10/7/06	1,217,335
	KRATON Polymers Group LLC,
$309	6.625%, 12/2/09	313,214
56	7.00%, 12/2/09	56,389
777	7.063%, 12/2/09	788,205
1,778	7.063%, 12/23/10	1,804,444
	Nalco Co., Term B,
1,355	6.49%, 11/1/10	1,374,136
1,867	6.50%, 11/4/10	1,893,496
1,271	6.73%, 11/1/10	1,288,253
85	8.25%, 11/1/10	85,884
		27,374,517
Commercial Products – 1.0%
	Rexel S.A.,
1,000	6.904%, 1/20/13, Term B1	1,007,692
1,000	7.741%, 4/18/14, Term C1	1,014,591
	Sigmakalon,
€1,000	4.742%, 9/19/12, Term A (e)	1,190,772
€982	5.242%, 9/19/12, Term B	1,192,674
€18	5.242%, 9/19/12, Term B1	21,542
€269	5.742%, 9/19/13	327,640
€731	5.742%, 9/19/13, Term C	892,479
		5,647,390
Computer Services – 0.6%
$3,482	SunGard Data Systems, Inc., 6.81%, 2/11/13	3,522,402

Computer Software – 0.6%
116	Spectrum Brands Corp., 6.53%, 2/6/12, Term B	117,007
3,154	UGS Corp., 6.55%, 3/31/12, Term B	3,197,547
		3,314,554
Consumer Products – 2.3%
	Eastman Kodak Co., Term B,
867	6.61%, 10/14/12	872,571
333	6.70%, 10/14/12	335,604
133	6.75%, 10/14/12	134,242
167	6.79%, 10/14/12	167,802
333	6.80%, 10/18/12	335,604
167	6.851%, 10/14/12	167,802

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 5

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Consumer Products (continued)
$3,837	Jarden Corp., 6.527%, 1/24/12, Term B1	$3,869,957
	Rayovac Corp., Term B,
321	6.31%, 2/7/12	324,017
166	6.34%, 2/7/12	167,581
1,260	6.81%, 2/6/12	1,272,925
200	6.85%, 2/6/12	201,844
	Revlon, Inc.,
750	9.92%, 7/31/10	773,554
375	9.98%, 7/9/10	386,777
750	10.33%, 7/31/10	773,555
750	10.56%, 7/31/10	773,555
	Sealy Mattress Co., Term D,
885	6.118%, 4/1/13	895,742
531	6.16%, 4/14/13	537,445
177	6.233%, 4/14/13	179,148
	Spectrum Brands Corp., Term B,
136	5.92%, 2/7/12	137,658
115	6.31%, 2/7/12	115,720
458	6.33%, 2/6/12	462,882
		12,885,985
Containers – 5.3%
	Graham Packaging Co., Term B,
1,707	6.50%, 9/15/11	1,729,909
2,166	6.625%, 9/15/11	2,195,062
55	6.813%, 9/15/11	55,742
1,517	7.00%, 10/7/11	1,537,697
	Graphic Packaging Corp., Term C,
693	6.716%, 8/9/10	704,979
284	6.99%, 8/9/10	288,400
2,080	7.03%, 8/9/10	2,114,937
32	7.137%, 8/9/10	32,044
47	7.163%, 8/9/10	48,067
359	7.19%, 8/9/10	365,307
3,970	Horizon Lines LLC, 6.78%, 7/7/11	4,022,702
	Intertape Polymer Group, Inc., Term B,
1,294	6.73%, 7/28/11	1,313,156
188	6.80%, 7/28/11	190,313
	Kappa Jefferson, (h)
1,000	7.24%, 11/29/13, Term B	999,225
1,000	7.74%, 11/29/14, Term C	999,225
1,296	Owens-Illinois Group, Inc., 6.27%, 4/1/08, Term B	1,303,547
	Solo Cup Co., Term B,
10	6.98%, 2/27/11	10,147
3,937	7.027%, 2/27/11	3,977,534
	Stone Container Corp.,
742	3.616%, 11/1/10	750,470
550	5.00%, 11/1/11	550,000
2,890	6.438%, 11/1/11, Term B	2,921,913
1,825	6.50%, 11/1/10, Term B	1,845,419
1,217	6.50%, 11/1/11, Term C	1,230,279
611	6.688%, 11/1/10, Term B	618,072
590	6.688%, 11/1/10, Term C	596,685
		30,400,831

6 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Diversified Manufacturing – 0.4%
$2,241	Invensys PLC, 7.791%, 9/5/09, Term B1	$2,269,049

Drugs & Medical Products – 0.8%
	Warner Chilcott PLC,
1,369	7.011%, 1/18/12, Term B	1,376,881
495	7.277%, 1/18/12	498,033
1,291	7.277%, 1/18/12, Term B	1,298,529
1,072	7.277%, 1/18/12, Term C	1,078,060
308	7.28%, 1/4/12	311,704
308	7.53%, 1/4/12 (h)	308,867
		4,872,074
Electronics – 1.5%
	Avago,
3,000	12/1/12, Term DD (f)	3,023,124
1,000	6.821%, 12/1/12	1,003,594
2,000	DRS Technologies Bridge, 11/22/06 (f) (h)	2,008,805
€2,000	KDG Media Technologies AG, 4.634%, 7/9/11, Term A	2,435,455
		8,470,978
Energy – 3.2%
	Covanta Energy Corp.,
$829	4.527%, 6/24/12	842,744
61	7.38%, 6/30/12, Term B	61,966
498	7.521%, 6/30/12, Term B	506,421
750	10.019%, 5/12/13, Term DHC	764,531
750	10.04%, 5/12/13, Term DHC	764,531
	Foundation Coal Holdings, Inc., Term B,
1,476	6.28%, 7/30/11	1,503,235
1,060	6.44%, 7/30/11	1,079,246
4,810	Headwaters, Inc., 6.86%, 4/30/11, Term B	4,854,468
	NRG Energy, Inc.,
1,969	4.427%, 12/24/11	1,975,928
557	5.00%, 9/30/12	562,211
2,443	5.00%, 9/30/12, Term B	2,470,240
	Targa Resources, Inc.,
290	4.402%, 10/5/11	293,589
375	6.59%, 10/5/12, Term B	379,219
823	6.656%, 10/5/12, Term B	831,835
9	6.777%, 10/5/12, Term B	9,175
1,500	6.83%, 10/5/07	1,516,875
		18,416,214
Entertainment – 2.1%
2,000	AMC Entertainment, Inc., 5.00%, 1/5/13	2,020,208
5,300	MGM Studios, 6.78%, 4/8/12, Term B	5,360,828
	Warner Music Group, Inc., Term B,
194	6.371%, 2/27/11	195,701
929	6.394%, 2/27/11	939,363
929	6.406%, 2/27/11	939,363
1,235	6.44%, 2/28/11	1,247,750
196	6.59%, 2/27/11	197,678
920	6.614%, 2/27/11	929,970
13	8.00%, 2/28/11	13,214
		11,844,075

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 7

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount
(000)		Value

Financial Services – 1.0%
$3,340	Global Cash Access LLC, 6.818%, 3/10/10, Term B	$3,384,878
	Satbirds Finance SARL,
€500	4.586%, 4/4/12, Term A	603,886
€1,250	5.086%, 4/4/13, Term B	1,523,811
		5,512,575
Food & Beverage – 1.9%
	Arby’s Restaurant Group, Inc., Term B,
$1,011	6.493%, 7/25/12	1,018,586
2,004	6.656%, 7/25/12	2,019,577
975	6.777%, 7/25/12	982,092
2,565	Dominos, Inc., 6.063%, 6/25/10, Term B	2,595,543
4,000	Michael Foods, Inc., 6.671%, 11/21/10, Term B	4,055,832
		10,671,630
Funeral Services – 0.1%
	Alderwoods Group, Inc., Term B,
102	6.058%, 9/17/08	103,619
43	6.483%, 9/17/08	43,643
132	6.527%, 9/17/09	133,976
148	6.73%, 9/17/08	149,853
		431,091
Healthcare & Hospitals – 3.9%
	Beverly Enterprises, Inc., Term B,
562	6.89%, 10/30/08	563,462
356	6.91%, 10/30/08	356,222
1,037	7.04%, 10/30/08	1,038,982
3,970	Community Health Systems, Inc., 6.16%, 8/19/11, Term B	4,026,503
	DaVita, Inc., Term B,
1,355	6.54%, 5/16/12	1,376,065
365	6.62%, 5/16/12	371,074
228	6.64%, 5/16/12	231,921
3,807	6.78%, 5/16/12	3,865,353
411	6.85%, 5/16/12	417,458
667	6.94%, 5/16/12	676,823
610	6.94%, 10/5/12	618,456
4,500	HealthSouth Corp., 9.49%, 6/9/10	4,556,250
	Psychiatric Solutions, Inc., Term B,
1,000	6.041%, 7/7/12	1,014,792
1,000	6.26%, 7/7/12	1,014,792
1,995	Renal Advantage, Inc., 6.97%, 10/6/12, Term B	2,018,691
		22,146,844
Hotels/Gaming – 2.7%
	Aladdin Gaming, Inc.,
2,286	7.53%, 8/31/10, Term A	2,256,063
50	8.53%, 8/31/10, Term B	49,409
308	CCM Merger, Inc., 6.45%, 7/21/12, Term B	310,250
	MotorCity Casino, Term B,
770	6.39%, 7/21/12	775,626
2,908	6.519%, 7/21/12	2,928,764

8 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount
(000)		Value

Hotels/Gaming (continued)
	Penn National Gaming, Inc., Term B,
$55	6.28%, 5/26/12	$55,791
388	6.29%, 5/26/12	393,762
1,164	6.39%, 5/26/12	1,180,364
388	6.51%, 5/26/12	393,762
1,985	Resorts International, Inc., 7.53%, 3/22/12, Term B	1,951,835
1,000	Venetian Casino, 6.28%, 2/22/12, Term B	1,009,922
4,000	Wynn Resorts Ltd., 6.685%, 12/14/11, Term B	4,046,500
		15,352,048
Household Products – 0.7%
	Springer S.A. (h),
1,000	7.36%, 9/16/11, Term B2	1,014,722
2,800	7.86%, 9/16/12, Term C2	2,855,714
		3,870,436
Leasing – 0.3%
	United Rentals, Inc.,
333	4.111%, 2/14/11, Term LC	336,795
1,638	6.79%, 2/14/11, Term B	1,658,716
		1,995,511
Machinery – 1.2%
2,270	Agco Corp., 6.277%, 6/15/09, Term B	2,295,959
	Flowserve Corp.,
167	6.188%, 8/15/12	168,932
1,000	6.50%, 8/10/12	1,013,594
725	6.50%, 8/15/12	735,342
	Mueller Industries, Inc., Term B,
238	6.466%, 9/28/12	241,220
238	6.656%, 9/28/12	241,220
93	6.859%, 9/28/12	93,955
429	6.918%, 9/28/12	434,197
	Rexnord Corp., Term B,
1,022	6.21%, 12/31/11	1,035,350
119	6.78%, 12/31/11	120,791
709	6.85%, 12/31/11	717,842
		7,098,402
Manufacturing – 0.4%
2,003	Berry Plastics Corp., 6.447%, 6/30/10	2,032,199

Measuring Instruments – 1.0%
	Dresser, Inc.,
689	6.134%, 10/29/11, Term B	700,921
461	6.527%, 10/29/11, Term B	469,651
308	6.778%, 10/29/11, Term B	313,101
4,000	7.99%, 3/1/10, Term C3	4,070,000
		5,553,673
Metals & Mining – 0.4%
	Novelis, Inc.,
1,369	6.011%, 1/7/12, Term B	1,387,063
788	6.011%, 1/7/12, Term B2	798,612
		2,185,675

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 9

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount
(000)		Value

Multi-Media – 5.0%
$1,000	Atlantic Broadband, Inc., 7.20%, 8/4/12, Term B	$1,017,813
6,366	Charter Communications Holdings LLC, 7.50%, 4/27/11, Term B	6,417,672
1,998	Charter Communications Holdings II LLC, 7.25%, 4/27/10, Term A	2,008,165
	DirectTV Holdings LLC, Term B,
1,500	5.983%, 4/13/13	1,517,226
1,500	6.039%, 4/13/13	1,517,226
€2,000	Ekabel Hessen GMBH, 4.711%, 6/7/12, Term A	2,424,213
$2,890	Insight Midwest Holdings LLC, 6.563%, 12/31/09, Term C (h)	2,916,733
3,000	Primedia, 6.648%, 9/30/13, Term B	2,971,125
	Telecordia Technologies, Inc., Term B,
10	6.84%, 9/9/12	9,894
3,970	6.906%, 9/9/12	3,927,819
	Young Broadcasting, Inc., Term B,
1,001	6.563%, 5/2/12	1,003,286
2,963	6.75%, 11/3/12	2,969,727
20	6.813%, 5/2/12	20,066
		28,720,965
Office Equipment – 0.4%
2,000	Xerox Corp., 6.22%, 9/30/08, Term B	2,019,250

Oil & Gas – 1.8%
	El Paso Corp.,
4,500	4.00%, 11/23/09, Term LC	4,524,376
2,430	7.313%, 11/23/09, Term B	2,449,730
1,968	Kinetic Concepts, Inc., 6.28%, 8/11/10, Term B	1,992,205
	Vetco International,
750	6.811%, 1/16/13, Term C4	757,875
750	7.45%, 1/16/12, Term B4	755,922
		10,480,108
Paper/Paper Products – 1.2%
	Appleton Papers, Inc.,
1,146	6.33%, 6/9/10	1,159,219
1,167	6.86%, 6/11/10	1,179,608
	Boise Cascade Holdings LLC, Term D,
2,357	6.281%, 10/28/11	2,391,322
368	6.344%, 10/28/11	373,046
	Buckeye Technologies, Inc., Term B,
136	5.91%, 11/4/10	137,435
144	5.97%, 4/15/10	145,281
411	6.01%, 11/4/10	415,087
167	6.02%, 11/4/10	168,629
411	6.29%, 11/4/10	415,087
350	6.53%, 11/4/10	352,824
195	6.69%, 11/4/10	197,166
206	6.70%, 11/4/10	207,544
		7,142,248
Printing/Publishing – 2.2%
	Dex Media East LLC, Term B,
568	6.05%, 5/8/09	573,024
1,029	6.19%, 5/8/09	1,039,128
128	6.23%, 11/8/08	128,830
269	6.28%, 5/8/09	272,023
243	6.36%, 5/8/09	245,318

10 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount
(000)		Value

Printing/Publishing (continued)
	Dex Media West LLC, Term B,
$182	6.08%, 9/9/10	$183,416
267	6.16%, 9/9/10	269,445
500	6.23%, 9/9/10	505,209
342	6.24%, 9/9/10	345,215
471	6.26%, 9/9/10	475,654
114	6.28%, 9/9/10	114,928
589	6.29%, 9/9/10	594,992
213	6.36%, 9/9/10	215,468
133	6.38%, 9/9/10	134,194
	RH Donnelly Corp.,
694	5.78%, 12/31/09, Term A3	698,947
245	5.92%, 12/31/09, Term A3	245,755
116	6.12%, 12/31/09, Term A3	116,842
546	6.20%, 6/30/11, Term D	550,659
1,228	6.25%, 6/30/11, Term D	1,238,984
546	6.26%, 6/30/11, Term D	550,659
136	6.27%, 6/30/11, Term D	137,665
1,028	6.28%, 6/30/11, Term D	1,036,689
409	6.31%, 6/30/11, Term D	412,995
€2,000	Seat Pagine Gialle SpA, 2.495%, 5/25/13	2,454,141
		12,540,180
Real Estate – 0.8%
	General Growth Properties, Inc.,
$825	6.22%, 11/12/07, Term A	826,534
3,966	6.57%, 11/12/08, Term B	3,977,551
		4,804,085
Recreation – 1.5%
	Amadeus Global Travel,
€2,000	5.244%, 4/8/13, Term B	2,452,703
€2,000	5.744%, 4/8/14, Term C	2,462,903
$1,784	Six Flags Theme Parks, Inc., 7.05%, 6/30/09, Term B	1,806,716
	Worldspan L.P., Term B,
80	6.50%, 2/11/10	78,975
71	7.00%, 2/11/10	70,200
1,013	7.125%, 2/11/10	1,000,351
156	7.188%, 2/11/10	153,563
89	7.25%, 2/11/10	87,750
213	7.313%, 2/11/10	210,600
		8,323,761
Retail – 0.3%
1,937	Jean Coutu Group, Inc., 6.938%, 7/30/11, UNIT	1,962,307

Semi–Conductors – 0.5%
2,970	On Semiconductor Corp., 7.30%, 12/3/11, Term G	3,002,949

Telecommunications – 5.2%
	Centennial Cellular Communications Corp., Term B,
237	6.45%, 1/20/11	240,151
1,500	6.45%, 2/9/11	1,522,083
1,667	6.777%, 1/20/11	1,691,203
263	6.83%, 1/20/11	267,210

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 11

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount
(000)		Value

Telecommunications (continued)
	Consolidated Communications, Inc., Term B,
$941	6.28%, 9/18/11	$952,792
2,353	6.28%, 10/14/11	2,381,981
1,150	6.618%, 9/18/11	1,164,524
	Debitel AG,
€1,272	5.242%, 6/30/12, Term B	1,557,426
€1,272	5.742%, 6/30/14, Term C	1,562,789
$2,000	Hawaiian Telcom Communications, Inc., 6.78%, 10/31/12, Term B	2,019,376
1,500	Intersat Bridge, 4/24/06 (f) (h)	1,506,846
	Mediacom Broadband LLC, Term C
1,600	6.36%, 2/28/14	1,624,125
1,000	6.39%, 2/28/14	1,014,609
330	6.527%, 2/28/14	334,976
1,040	6.64%, 2/28/14	1,055,193
1,495	New Skies Satellites, NV, 6.438%, 5/4/11, Term B	1,505,391
	PanAmSat Corp.,
1,316	6.31%, 8/20/09, Term A1	1,329,534
688	6.31%, 8/20/09, Term A2	695,174
4,000	UPC Distribution Holding B.V., 7.28%, 9/30/12, Term H2	4,048,928
	Valor Telecommunications Enterprises LLC, Term B,
1,771	5.811%, 2/14/12	1,778,935
24	6.00%, 2/14/12	23,714
1,322	6.277%, 2/14/12	1,327,997
307	6.318%, 2/14/12	308,285
		29,913,242
Utilities – 3.3%
	AES Corp., Term B,
786	5.07%, 4/30/08	794,750
786	5.69%, 8/10/11	794,750
	Allegheny Energy Supply, Co. LLC,
826	5.76%, 3/8/11, Term C	834,509
3,490	6.35%, 3/8/11, Term C	3,525,201
257	6.352%, 3/8/11	258,161
463	6.41%, 3/8/11	464,690
	Midwest Generation LLC,
766	5.12%, 4/27/11,Term B1	775,494
960	5.41%, 4/27/11, Term B	972,450
161	5.55%, 4/27/11	163,322
2,000	6.05%, 4/27/11, Term B	2,025,938
8,222	Reliant Energy, Inc., 6.089%, 4/30/10	8,215,831
		18,825,096
Waste Disposal – 1.6%
	Allied Waste North America, Inc.,
2,542	4.87%, 1/15/12	2,565,564
3,158	6.09%, 1/15/12	3,186,234
1,078	6.39%, 1/15/12	1,087,818
1,027	6.62%, 1/15/12	1,036,174
1,284	6.73%, 1/15/12	1,295,217
		9,171,007

12 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount
(000)			Value

Wholesale – 0.7%
	Roundy’s, Inc., Term B,
$2,000	7.42%, 10/27/11		$1,995,000
2,000	7.49%, 11/1/11		1,995,000
			3,990,000
Wire & Cable Products – 1.7%
	Pirelli Cable S.A.,
€1,000	5.066%, 6/23/13, Term B		1,218,930
€1,000	5.253%, 6/23/14, Term C		1,250,728
€1,500	9.442%, 6/23/12 (e)		1,876,093
€4,500	UPC Broadband Holding B.V., 5.139%, 4/1/10, Term G		5,451,540
			9,797,291
Total Senior Loans (cost–$396,272,345)			399,627,102

CORPORATE BONDS & NOTES – 20.1%

		Credit Rating
		(Moody’s/S&P)
Airlines – 0.5%
$1,019	Delta Air Lines, Inc., 7.379%, 5/18/10, Ser. 00-1 (g)	Ba2/BB	1,009,766
	JetBlue Airways Corp., FRN,
1,597	7.44%, 11/15/08, Ser. 04-2	Ba1/BB	1,587,503
552	8.741%, 3/15/08, Ser. 04-1	Ba1/BB	559,006
			3,156,275
Automotive – 0.5%
1,000	ArvinMeritor, Inc., 6.625%, 6/15/07	Ba2/BB	987,500
2,000	Dura Operating Corp., 8.625%, 4/15/12, Ser. B	Caa1/B-	1,650,000
			2,637,500
Computer Services – 0.4%
2,000	SunGard Data Systems, Inc., 8.525%, 8/15/13, FRN (d)	B3/B-	2,085,000
Energy – 0.5%
2,500	Dynegy Holdings, Inc., 11.10%, 7/15/08, FRN (d)	B1/B-	2,634,375
Financial Services – 4.0%
4,000	Borden US Finance Corp., 9.35%, 7/15/10, FRN (d)	B3/B-	4,070,000
1,500	Chukchansi Economic Dev. Auth., 8.06%, 11/15/12, FRN (d)	B2/BB-	1,541,250
6,000	Ford Motor Credit Co., 7.26%, 11/2/07, FRN	Ba2/BB-	5,882,706
	General Motors Acceptance Corp., FRN,
4,000	5.55%, 7/16/07	Ba1/BB	3,857,032
3,000	6.61%, 12/1/14	Ba1/BB	2,848,014
	Universal City Florida Holding Co.,
2,000	8.375%, 5/1/10	B3/B-	2,015,000
2,500	9.00%, 5/1/10, FRN	B3/B-	2,525,000
			22,739,002
Food Services – 0.3%
1,500	Bolthouse Farms, Inc., 6.938%, 11/17/12	NR/NR	1,522,812

Healthcare & Hospitals – 0.3%
2,000	HCA, Inc., 5.50%, 12/1/09	Ba2/BB+	1,981,824

Hotels/Gaming – 0.4%
2,000	Mandalay Resort Group, 7.625%, 7/15/13	Ba3/B+	2,110,000

Insurance – 0.3%
1,500	Parametric Re Ltd., 8.88%, 5/19/08, FRN (d)	Ba2/NR	1,526,130

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 13

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

Multi-Media – 4.0%
	Cablevision Systems Corp., Ser. B,
$2,000	8.00%, 4/15/12	B3/B	$1,915,000
5,000	8.716%, 4/1/09, FRN	B3/B	5,131,250
	CCO Holdings LLC,
4,000	8.616%, 12/15/10, FRN	B3/CCC-	3,930,000
1,000	8.75%, 11/15/13	B3/CCC-	965,000
4,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	3,955,000
5,665	Echostar DBS Corp., 7.78%, 10/1/08, FRN	Ba3/BB-	5,820,787
514	Emmis Communications Corp., 10.366%, 6/15/12, FRN	B3/B-	517,500
1,000	Paxson Communications Corp., 10.777%, 1/15/13, FRN (d)	B3/CCC-	965,000
			23,199,537
Paper/Paper Products – 1.2%
	Abitibi-Consolidated, Inc.,
2,000	5.25%, 6/20/08	B1/B+	1,905,000
1,000	7.991%, 6/15/11, FRN	B1/B+	965,000
3,000	Boise Cascade LLC, 7.475%, 10/15/12, FRN	B1/B+	2,932,500
1,000	Bowater Canada Finance, 7.491%, 3/15/10, FRN	B1/B+	990,000
			6,792,500
Semi-Conductors – 0.3%
2,000	Freescale Semiconductor, Inc., 7.35%, 7/15/09, FRN	Ba1/BB+	2,055,000

Telecommunications – 6.9%
4,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	3,950,000
3,000	Dobson Cellular Systems, Inc., 9.43%, 11/1/11, FRN	B1/B-	3,135,000
2,250	Hawaiian Telcom Communications, Inc.,
	9.948%, 5/1/13, FRN (d)	B3/CCC+	2,244,375
2,500	Intelsat Bermuda Ltd., 9.609%, 1/15/12, FRN (d)	B2/B+	2,556,250
2,500	New Skies Satellites NV, 9.573%, 11/1/11, FRN	B3/B-	2,618,750
2,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B3/B	2,075,000
12,000	Qwest Communications International, Inc.,
	7.84%, 2/15/09, FRN	B2/B	12,240,000
3,500	Rogers Wireless, Inc., 7.616%, 12/15/10, FRN	Ba3/BB	3,626,875
	Rural Cellular Corp.,
2,000	8.25%, 3/15/12	B2/B-	2,117,500
2,000	8.991%, 3/15/10, FRN	B2/B-	2,065,000
3,000	Time Warner Telecom Holdings, Inc., 8.34%, 2/15/11, FRN	B2/CCC+	3,067,500
			39,696,250
Utilities – 0.3%
1,759	NRG Energy, Inc., 8.00%, 12/15/13	Ba3/B	1,970,080
Wire & Cable Products – 0.2%
1,000	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B	1,005,000
Total Corporate Bonds & Notes (cost-$114,091,026)			115,111,285

SOVEREIGN DEBT OBLIGATIONS – 3.0%

Brazil – 3.0%
	Federal Republic of Brazil,
2,594	5.25%, 4/15/09	Ba3/BB-	2,602,642
7,953	5.25%, 4/15/12	Ba3/BB-	7,937,977
5,000	11.00%, 8/17/40	Ba3/BB-	6,463,750
Total Sovereign Debt Obligations (cost-$15,480,837)			17,004,369

14 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

ASSET-BACKED SECURITIES – 0.5%
$29	CDC Mortgage Capital Trust, 4.88%, 10/25/33, FRN	Aaa/AAA	$28,940
	Credit-Suisse First Boston Mortgage Securities Corp., FRN,
636	4.88%, 7/25/32	Aaa/AAA	637,487
733	4.90%, 8/25/32	Aaa/AAA	734,994
1,347	GSAMP Trust, 4.82%, 3/25/34, FRN	Aaa/AAA	1,347,975
437	Jade CBO Ltd., 7.67%, 10/24/11 (d) (h)	B2/NR	335,797
Total Asset-Backed Securities (cost-$3,069,016)			3,085,193

MORTGAGE-BACKED SECURITIES – 0.5%
2,817	Mellon Residential Funding Corp.,
	4.82%, 11/15/31, CMO, FRN (cost-$2,816,665)	Aaa/AAA	2,821,313

PREFERRED STOCK (b) (d) (h) – 0.5%

Shares

Financial Services – 0.5%
30	Richmond Cnty. Capital Corp., 7.85% (cost-$3,068,307)	NR/NR	3,021,563

SHORT-TERM INVESTMENTS – 5.5%

Commercial Paper – 2.6%

Financial Services – 2.6%
$14,700	UBS Finance LLC, 4.47%, 2/1/06 (cost-$14,700,000)	NR/NR	14,700,000

Corporate Notes – 0.6%

Financial Services – 0.2%
1,000	General Motors Acceptance Corp., 5.243%, 5/18/06, FRN	Ba1/BB	996,167

Paper/Paper Products – 0.3%
2,000	GP Canada Finance Co., 7.20%, 12/15/06 (d)	B2/B	2,030,000

Telecommunications – 0.1%
500	Qwest Capital Funding, Inc., 7.75%, 8/15/06	B3/B	506,250
Total Corporate Notes (cost-$3,525,243)			3,532,417

U.S. Treasury Bills (j) – 0.6%
3,315	3.82%-4.10%, 3/2/06-3/16/06 (cost-$3,300,634)		3,300,634

Repurchase Agreement – 1.7%
9,684	State Street Bank & Trust Co.,
	dated 1/31/06, 3.90%, due 2/1/06,
	proceeds $9,685,049; collateralized by
	Fannie Mae, 2.625%, 1/19/07,
	valued at $9,881,441 including accrued
	interest (cost-$9,684,000)		9,684,000
Total Short-Term Investments (cost-$31,209,877)			31,217,051

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 15

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Contracts		Value

OPTIONS PURCHASED (k) – 0.0%

Call Options – 0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
350	strike price $115, expires 2/24/06	$5,469
717	strike price $116, expires 2/24/06	11,203
		16,672
Put Options – 0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
613	strike price $93, expires 12/18/06	3,831
324	strike price $94.50, expires 6/19/06	2,025
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
657	strike price $100, expires 2/24/06	10,266
		16,122
Total Options Purchased (cost-$47,298)		32,794
Total Investments before options written (cost-$566,055,371) – 100.0%		571,920,670

OPTIONS WRITTEN (k) – (0.0)%

Call Options – (0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
734	strike price $110, expires 2/24/06	(45,875)
467	strike price $112, expires 5/26/06	(65,672)
		(111,547)
Put Options – (0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
150	strike price $104, expires 5/26/06	(21,094)
237	strike price $107, expires 2/24/06	(25,922)
		(47,016)
Total Options Written (premiums received-$637,327)		(158,563)
Total Investments net of options written (cost-$565,418,044) – 100.0%		$571,762,107

16 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited)

Principal Amount (000)		Value
SENIOR LOANS (a) (b) (c) – 72.8%

Aerospace – 0.9%
	K & F Industries, Inc., Term B,
$4,460	6.81%, 11/18/12	$4,515,757
2,223	6.87%, 11/18/12	2,250,377
	Standard Aero Holdings, Inc.,
945	6.63%, 8/24/12, Term B	939,132
1,574	6.79%, 8/30/12, Term B	1,565,220
3,148	6.96%, 8/24/12	3,130,439
		12,400,925
Apparel & Textiles – 0.2%
	Simmons Co., Term C,
280	7.063%, 12/19/11	283,719
2,458	7.375%, 12/19/11	2,492,969
60	8.75%, 12/19/11	60,943
		2,837,631
Automotive – 1.0%
2,000	Dura Operating Corp., 7.942%, 4/28/11	2,005,000
	Hertz Corp.,
556	4.50%, 12/21/12	564,078
3,793	6.65%, 12/21/12, Term B	3,851,527
	Visteon Corp.,
95	7.90%, 6/25/07	96,024
1,389	8.558%, 6/25/07	1,402,817
1,395	8.85%, 6/25/07	1,408,675
213	9.00%, 6/25/07	214,909
4,001	9.25%, 6/25/07	4,040,577
		13,583,607
Automotive Products – 5.0%
8,722	Affinia Group, 6.90%, 11/30/11, Term B	8,674,135
	Cooper Standard Automotive, Inc.,
3,972	6.563%, 12/31/11, Term B	3,988,937
6,390	6.563%, 12/31/11, Term C	6,416,986
	Delphi Corp.,
1,500	7.375%, 10/8/07, Term A	1,523,125
6,743	12.75%, 6/14/11	7,129,724
6,000	Federal-Mogul Corp., 6.563%, 11/23/06, Term B	6,030,000
	Goodyear Tire & Rubber Co.,
10,500	7.06%, 4/30/10, Term A	10,619,217
2,000	7.81%, 4/1/11	2,019,286
896	Plastech Engineered Products, Inc., 9.28%, 2/12/10, Term B	836,793
6,175	Polypore, Inc., 7.53%, 11/12/11, Term B	6,146,456
	Tenneco Automotive, Inc.,
1,217	6.63%, 12/12/10, Term B	1,239,794
2,000	6.63%, 12/12/10, Term B (e)	2,030,000
534	6.635%, 12/12/10, Term B1	543,302
5,940	TRW Automotive, Inc., 6.00%, 10/29/10, Term E	5,965,245
2,746	VWR International, Inc., 7.12%, 4/7/11, Term B	2,789,766
		65,952,766

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 17

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Banking – 0.6%
	Aster Co., Ltd.,
$2,800	4.722%, 9/19/13, Term B	$3,398,339
2,137	6.765%, 9/19/13, Term B1	2,136,319
2,214	7.265%, 9/19/14, Term C1	2,212,981
		7,747,639
Building/Construction – 1.5%
	Masonite International Corp., Term B,
138	6.527%, 4/6/13	134,566
9,787	6.63%, 4/6/13	9,559,886
	Nortek, Inc.,
9,334	6.94%, 8/27/11	9,418,342
48	8.50%, 8/27/11	47,957
		19,160,751
Chemicals – 6.0%
	Basell NV,
€4,500	4.74%, 9/15/13, Term B	5,522,363
€5,095	9/15/14, Term C (f)	6,279,033
$10,309	Celanese AG, 6.527%, 4/6/11, Term B	10,431,479
	Chart Industries, Term B,
222	6.188%, 10/14/12	225,000
56	6.375%, 10/14/10	56,250
5,556	6.625%, 10/14/12	5,625,000
	Cognis BV, Term B1,
1,000	7.42%, 5/12/12	987,026
3,000	7.42%, 5/12/12 (e)	3,048,750
	Cognis Deutschland GMBH, Term A,
€1,018	4.356%, 5/12/11	1,239,762
€2,288	4.834%, 5/12/11	2,787,792
	Hercules, Inc., Term B,
$63	6.277%, 10/8/10	63,758
1,311	6.31%, 10/8/10	1,328,298
4,943	Huntsman International LLC, 6.233%, 8/10/12	4,975,718
	INEOS Holdings Ltd.,
€3,000	10/7/13, Term B1 (e) (f)	3,214,300
€1,000	10/7/14, Term C (e) (f)	1,214,300
€2,000	10/7/14, Term C1 (e) (f)	2,000,000
€2,500	9.481%, 10/7/06	3,043,338
	Innophos, Inc., Term B,
$1,818	6.78%, 8/15/11	1,843,940
1,962	6.82%, 8/15/11	1,989,611
	KRATON Polymers Group LLC,
450	6.625%, 12/2/09	456,520
81	7.00%, 12/2/09	82,189
1,132	7.063%, 12/2/09	1,148,833
2,591	7.063%, 12/23/10	2,630,035
7,905	Lyondell-CITGO Refining L.P., 6.527%, 5/21/07, Term B	7,983,759
	Nalco Co., Term B,
2,605	6.49%, 11/1/10	2,641,438
3,590	6.50%, 11/4/10	3,639,778
2,442	6.73%, 11/1/10	2,476,348
163	8.25%, 11/1/10	165,090

18 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value
Chemicals (continued)
$2,485	Niagara Holdings, Inc., 6.563%, 2/11/12, Term B	$2,517,163
493	PQ Corp., 6.313%, 2/11/12, Term B	499,417
		80,116,288
Commercial Products – 1.2%
2,000	Alliance Laundry Holdings LLC, 6.73%, 1/27/12, Term B	2,028,942
	Rexel S.A.,
3,500	6.904%, 1/20/13, Term B1	3,526,922
3,500	7.741%, 4/18/14, Term C1	3,551,068
	Sigmakalon,
€1,000	4.742%, 6/30/12, Term A (e)	1,190,773
€2,456	5.242%, 9/19/12, Term B	2,981,686
€44	5.242%, 9/19/12, Term B1	53,854
€671	5.742%, 9/19/13	819,100
€1,829	5.742%, 9/19/13, Term C	2,231,196
		16,383,541
Computer Services – 0.9%
$11,940	SunGard Data Systems, Inc., 6.81%, 2/11/13	12,076,809

Computer Software – 0.7%
	Spectrum Brands Corp., Term B,
386	5.92%, 2/7/12	390,262
325	6.31%, 2/7/12	328,068
1,298	6.33%, 2/6/12	1,312,272
328	6.53%, 2/6/12	331,713
6,541	UGS Corp., 6.55%, 3/31/12, Term B	6,630,673
		8,992,988
Consumer Products – 2.0%
	Eastman Kodak Co., Term B,
2,281	6.61%, 10/14/12	2,296,915
877	6.70%, 10/14/12	883,429
351	6.75%, 10/14/12	353,372
439	6.79%, 10/14/12	441,714
877	6.80%, 10/18/12	883,429
439	6.851%, 10/14/12	441,714
9,955	Jarden Corp., 6.527%, 1/24/12, Term B1	10,041,318
	Rayovac Corp., Term B,
909	6.31%, 2/7/12	918,590
470	6.34%, 2/7/12	475,091
3,571	6.81%, 2/6/12	3,608,747
566	6.85%, 2/6/12	572,229
	Revlon, Inc.,
1,512	9.92%, 7/31/10	1,560,001
756	9.98%, 7/9/10	780,001
1,512	10.33%, 7/31/10	1,560,002
1,512	10.56%, 7/31/10	1,560,002
		26,376,554

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 19

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Containers – 3.7%
	Graham Packaging Co., Term B,
$3,105	6.50%, 9/15/11	$3,146,471
3,939	6.625%, 9/15/11	3,992,523
100	6.813%, 9/15/11	101,386
2,760	7.00%, 10/7/11	2,796,864
7,359	Horizon Lines LLC, 6.78%, 7/7/11	7,457,097
	Intertape Polymer Group, Inc., Term B,
3,010	6.73%, 7/28/11	3,055,238
436	6.80%, 7/28/11	442,788
	Kappa Jefferson, (h)
2,250	7.24%, 11/29/13, Term B	2,248,256
2,250	7.74%, 11/29/14, Term C	2,248,256
	Solo Cup Co., Term B,
3	5.42%, 2/27/11	2,551
23	6.98%, 2/27/11	23,482
9,112	7.027%, 2/27/11	9,204,998
	Stone Container Corp.,
1,528	3.616%, 11/1/10	1,544,834
850	5.00%, 11/1/11	850,000
4,420	6.438%, 11/1/11, Term B	4,468,859
2,792	6.50%, 11/1/10, Term B	2,822,437
2,505	6.50%, 11/1/11, Term C	2,532,967
935	6.688%, 11/1/10, Term B	945,280
1,215	6.688%, 11/1/10, Term C	1,228,489
		49,112,776
Diversified Manufacturing – 0.9%
4,462	Demag Holdings, 6.45%, 12/23/11, Term A2	4,444,935
5,000	Invensys PLC, 9.431%, 12/30/09	5,112,500
	Linpac Mouldings Ltd.,
1,016	6.77%, 4/16/12, Term B1	1,012,529
1,277	7.777%, 4/16/12, Term C1	1,278,103
		11,848,067
Drugs & Medical Products – 0.6%
	Warner Chilcott PLC,
2,181	7.011%, 1/18/12, Term B	2,193,568
789	7.277%, 1/18/12	793,438
2,057	7.277%, 1/18/12, Term B	2,068,742
1,708	7.277%, 1/18/12, Term C	1,717,503
704	7.28%, 1/4/12	712,093
704	7.53%, 1/4/12 (h)	705,611
		8,190,955
Electronics – 0.8%
	Avago,
5,000	12/1/12, Term DD (f)	5,038,540
1,000	6.821%, 12/1/12	1,003,594
5,000	DRS Technologies Bridge, 11/22/06 (f) (h)	5,022,013
		11,064,147

20 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Energy – 3.5%
	Covanta Energy Corp.,
$1,106	4.527%, 6/24/12	$1,123,659
81	7.38%, 6/30/12, Term B	82,621
664	7.521%, 6/30/12, Term B	675,228
1,500	10.019%, 5/12/13, Term DHC	1,529,062
1,500	10.04%, 5/12/13, Term DHC	1,529,062
	Foundation Coal Holdings, Inc., Term B,
2,651	6.28%, 7/30/11	2,699,241
1,903	6.44%, 7/30/11	1,937,917
11,096	Headwaters, Inc., 6.86%, 4/30/11, Term B	11,197,478
	NRG Energy, Inc.,
4,156	4.427%, 12/24/11	4,171,404
557	5.00%, 9/30/12	562,211
2,443	5.00%, 9/30/12, Term B	2,470,241
12,968	Reliant Energy, Inc., 6.575%, 4/30/10, Term B2	12,943,186
	Targa Resources, Inc.,
581	4.402%, 10/5/11	587,177
750	6.59%, 10/5/12, Term B	758,438
1,645	6.656%, 10/5/12, Term B	1,663,669
18	6.777%, 10/5/12, Term B	18,349
3,000	6.83%, 10/5/07	3,033,750
		46,982,693
Entertainment – 1.8%
2,500	AMC Entertainment, Inc., 5.00%, 1/5/13	2,525,260
13,000	MGM Studios, 6.78%, 4/8/12, Term B	13,149,201
	Warner Music Group, Inc., Term B,
347	6.371%, 2/27/11	350,820
1,666	6.394%, 2/27/11	1,683,937
1,666	6.406%, 2/27/11	1,683,938
2,213	6.44%, 2/28/11	2,236,762
351	6.59%, 2/27/11	354,364
1,649	6.614%, 2/27/11	1,667,098
23	8.00%, 2/28/11	23,689
		23,675,069
Financial Services – 1.0%
5,346	Global Cash Access LLC, 6.818%, 3/10/10, Term B	5,417,422
	Satbirds Finance SARL,
€3,500	4.586%, 4/4/12, Term A	4,227,205
€3,500	5.086%, 4/4/13, Term B	4,266,670
		13,911,297
Food & Beverage – 1.8%
	Arby’s Restaurant Group, Inc., Term B,
$2,899	6.493%, 7/25/12	2,921,114
5,748	6.656%, 7/25/12	5,791,768
2,795	6.777%, 7/25/12	2,816,455
7,518	Dominos, Inc., 6.063%, 6/25/10, Term B	7,607,467
3,866	Michael Foods, Inc., 6.671%, 11/21/10, Term B	3,919,728
		23,056,532

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 21

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Funeral Services – 0.4%
	Alderwoods Group, Inc., Term B,
$1,290	6.058%, 9/17/08	$1,306,332
543	6.483%, 9/17/08	550,201
1,668	6.527%, 9/17/09	1,689,046
1,866	6.73%, 9/17/08	1,889,209
		5,434,788
Healthcare & Hospitals – 3.3%
	DaVita, Inc., Term B,
3,287	6.54%, 5/16/12	3,337,999
886	6.62%, 5/16/12	900,134
554	6.64%, 5/16/12	562,584
9,233	6.78%, 5/16/12	9,376,400
997	6.85%, 5/16/12	1,012,651
3,095	6.94%, 5/16/12	3,142,032
9,500	HealthSouth Corp., 9.49%, 6/9/10	9,618,750
	Psychiatric Solutions, Inc., Term B,
2,731	6.041%, 7/7/12	2,771,163
2,731	6.26%, 7/7/12	2,771,163
9,975	Renal Advantage, Inc., 6.97%, 10/6/12, Term B	10,093,453
		43,586,329
Hotels/Gaming – 3.9%
	Aladdin Gaming, Inc.,
4,572	7.53%, 8/31/10, Term A	4,512,126
100	8.53%, 8/31/10, Term B	98,819
693	CCM Merger, Inc., 6.45%, 7/21/12, Term B	697,845
	Choctaw Resort Development Enterprise, Inc., Term B,
132	6.45%, 11/4/11	133,744
9,087	6.94%, 11/4/11	9,194,864
	MotorCity Casino, Term B,
1,732	6.39%, 7/21/12	1,744,612
6,541	6.519%, 7/21/12	6,587,657
	Penn National Gaming, Inc., Term B,
165	6.28%, 5/26/12	167,372
1,165	6.29%, 5/26/12	1,181,286
3,491	6.39%, 5/26/12	3,541,091
1,165	6.51%, 5/26/12	1,181,286
9,329	Resorts International, Inc., 7.53%, 3/22/12, Term B	9,172,370
3,393	Venetian Casino, 6.28%, 2/22/12, Term B	3,426,829
10,000	Wynn Resorts Ltd., 6.685%, 12/14/11, Term B	10,116,250
		51,756,151
Machinery – 1.0%
5,601	Agco Corp., 6.277%, 6/15/09, Term B	5,663,526
	Mueller Industries, Inc., Term B,
952	6.466%, 9/28/12	964,881
952	6.656%, 9/28/12	964,881
70	6.859%, 9/28/12	70,919
2,015	6.918%, 9/28/12	2,041,688
	Rexnord Corp., Term B,
2,300	6.21%, 12/31/11	2,329,537
268	6.78%, 12/31/11	271,779
1,595	6.85%, 12/31/11	1,615,145
		13,922,356

22 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Manufacturing – 1.1%
$4,478	Berry Plastics Corp., 6.447%, 6/30/10	$4,541,864
1,500	Bombardier, Inc., 6/30/07 (f)	1,451,250
7,945	Xerium Technologies, Inc., 6.527%, 5/18/12, Term B	7,950,003
		13,943,117
Measuring Instruments – 0.3%
	Dresser, Inc., Term B,
1,821	6.134%, 10/29/11	1,853,712
1,220	6.527%, 10/29/11	1,242,077
814	6.778%, 10/29/11	828,051
		3,923,840
Metals & Mining – 0.6%
	Novelis, Inc.,
4,907	6.011%, 1/7/12, Term B	4,970,310
2,825	6.011%, 1/7/12, Term B2	2,861,694
		7,832,004
Multi-Media – 4.9%
1,250	Atlantic Broadband, Inc., 7.20%, 8/4/12, Term B	1,272,266
17,342	Charter Communications Holdings LLC, 7.50%, 4/27/11, Term B	17,482,677
€4,900	Ekabel Hessen GMBH, 4.711%, 6/7/12, Term A	5,939,322
$6,856	Insight Midwest Holdings LLC, 6.563%, 12/31/09, Term C (h)	6,918,994
9,500	Primedia, 6.648%, 9/30/13, Term B	9,408,563
3,968	Source Media, Inc., 6.85%, 11/8/11, Term B	4,019,481
10,922	Telecordia Technologies, Inc., 6.906%, 9/9/12, Term B	10,806,424
	Young Broadcasting, Inc., Term B,
2,377	6.563%, 5/2/12	2,382,759
7,036	6.75%, 11/3/12	7,052,966
48	6.813%, 5/2/12	47,655
		65,331,107
Oil & Gas – 3.2%
	El Paso Corp.,
11,500	4.00%, 11/23/09, Term LC	11,562,296
5,865	6.375%, 2/1/09 (d)	5,865,000
21,413	7.313%, 11/23/09, Term B	21,583,905
3,491	Kinetic Concepts, Inc., 6.28%, 8/11/10, Term B	3,533,338
		42,544,539
Paper/Paper Products – 0.2%
	Appleton Papers, Inc.,
922	6.33%, 6/9/10	932,035
938	6.86%, 6/11/10	948,427
	Boise Cascade Holdings LLC, Term D,
789	6.281%, 10/28/11	800,752
123	6.344%, 10/28/11	124,917
		2,806,131
Printing/Publishing – 0.9%
	RH Donnelly Corp., Term D,
1,719	6.20%, 6/30/11	1,734,225
3,868	6.25%, 6/30/11	3,902,007
1,719	6.26%, 6/30/11	1,734,225
430	6.27%, 6/30/11	433,556
3,234	6.28%, 6/30/11	3,262,143
1,289	6.31%, 6/30/11	1,300,668
		12,366,824

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 23

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Real Estate – 1.2%
	Gables Residential Trust,
$822	6.15%, 7/28/06	$827,414
1,053	6.17%, 7/28/06	1,059,430
	General Growth Properties, Inc.,
8,251	6.22%, 11/12/07, Term A	8,265,343
5,949	6.57%, 11/12/08, Term B	5,966,326
		16,118,513
Recreation – 1.7%
	Amadeus Global Travel,
€3,450	5.244%, 4/8/13, Term B	4,230,913
€3,450	5.744%, 4/8/14, Term C	4,248,508
	Six Flags Theme Parks, Inc.,
$3,955	7.05%, 6/30/09, Term B	4,005,819
	Worldspan L.P., Term B,
473	6.50%, 2/11/10	466,735
578	7.00%, 2/11/10	570,454
5,989	7.125%, 2/11/10	5,911,978
762	7.188%, 2/11/10	751,962
525	7.25%, 2/11/10	518,595
1,261	7.313%, 2/11/10	1,244,627
		21,949,591
Retail – 0.9%
8,731	Jean Coutu Group, Inc., 6.938%, 7/30/11, UNIT	8,844,521
3,133	Neiman Marcus Group, Inc., 6.947%, 4/6/13	3,171,017
		12,015,538
Semi-Conductors – 0.4%
4,950	On Semiconductor Corp., 7.30%, 12/3/11, Term G	5,004,915

Telecommunications – 7.5%
2,307	Alliance Atlantis Communications, Inc., 5.889%, 10/19/11	2,328,591
	Centennial Cellular Communications Corp.,
534	6.45%, 1/20/11	541,547
3,383	6.45%, 2/9/11	3,432,340
3,758	6.777%, 1/20/11	3,813,711
594	6.83%, 1/20/11	602,566
	Consolidated Communications, Inc., Term B,
1,434	6.28%, 9/18/11	1,451,934
3,585	6.28%, 10/14/11	3,629,835
1,753	6.618%, 9/18/11	1,774,586
	Debitel AG,
€2,000	5.242%, 6/30/12, Term B	2,448,669
€2,000	5.742%, 6/30/14, Term C	2,457,101
€2,000	9.492%, 6/30/14, Term 2	2,504,493
$3,000	Hawaiian Telcom Communications, Inc., 6.78%, 10/31/12, Term B	3,029,064
9,500	Intersat Bridge, 4/24/06 (f) (h)	9,543,360
	Mediacom Broadband LLC, Term C,
3,200	6.36%, 2/28/14	3,248,250
2,000	6.39%, 2/28/14	2,029,218
660	6.527%, 2/28/14	669,951
2,080	6.64%, 2/28/14	2,110,387

24 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Telecommunications (continued)
	Mediacomm Communications Corp., Term A,
$627	5.777%, 3/31/10	$624,710
667	5.79%, 3/31/10	667,144
467	6.04%, 3/31/10	466,791
5,336	New Skies Satellites NV, 6.438%, 5/4/11, Term B	5,372,387
	PanAmSat Corp.,
3,023	6.31%, 8/20/09, Term A1	3,053,957
1,580	6.31%, 8/20/09, Term A2	1,596,823
	Qwest Corp.,
11,500	6.95%, 6/30/10, Term B	11,668,912
7,400	9.22%, 6/30/07, Term A	7,586,391
	Telewest Global Finance LLC,
2,550	6.471%, 11/2/12, Term B2	2,550,842
1,950	7.221%, 11/2/12, Term C2	1,955,074
€15,000	UPC Distribution Holding B.V., 7.28%, 9/30/12, Term H2	15,183,480
	Valor Telecommunications Enterprises LLC, Term B,
$1,976	5.811%, 2/14/12	1,984,827
26	6.00%, 2/14/12	26,464
1,475	6.277%, 2/14/12	1,482,004
342	6.318%, 2/14/12	344,037
		100,179,446
Utilities – 3.7%
	AES Corp., Term B,
3,720	5.07%, 4/30/08	3,762,491
3,720	5.69%, 8/10/11	3,762,491
	Allegheny Energy Supply Co., LLC,
1,629	5.76%, 3/8/11, Term C	1,645,313
6,882	6.35%, 3/8/11, Term C	6,950,269
507	6.352%, 3/8/11	508,989
913	6.41%, 3/8/11	916,180
	Midwest Generation LLC,
95	5.47%, 4/27/11	96,061
467	5.809%, 4/27/11, Term B	472,880
86	5.809%, 4/27/11, Term B1	87,451
604	5.814%, 4/27/11, Term B	612,252
5,095	6.05%, 4/27/11, Term B	5,161,077
5,970	6.85%, 12/31/11, Term B	6,057,687
18,727	Reliant Energy, Inc., 6.089%, 4/30/10	18,713,839
		48,746,980
Waste Disposal – 1.4%
	Allied Waste North America, Inc.,
5,105	4.87%, 1/15/12	5,152,099
7,088	6.09%, 1/15/12	7,150,894
1,928	6.39%, 1/15/12	1,945,158
1,836	6.62%, 1/15/12	1,852,812
2,296	6.73%, 1/15/12	2,316,014
		18,416,977
Wholesale – 0.8%
	Roundy’s, Inc., Term B,
5,000	7.42%, 10/27/11	4,987,500
5,000	7.49%, 11/1/11	4,987,500
		9,975,000

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 25

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount
(000)			Value

Wire & Cable Products – 1.3%
	Pirelli Cable S.A.,
€1,000	5.066%, 6/23/13, Term B		$1,218,930
€1,500	5.066%, 6/23/13, Term B (e)		1,828,394
€1,000	5.253%, 6/23/14, Term C		1,250,729
€1,500	5.253%, 6/23/14, Term C (e)		1,876,093
€1,500	9.442%, 6/23/12 (e)		1,876,093
$8,000	UPC Broadband Holding B.V., 5.139%, 4/1/10, Term G		9,691,626
			17,741,865
Total Senior Loans (cost-$964,059,603)			967,067,046

CORPORATE BONDS & NOTES – 16.8%

		Credit Rating
		(Moody’s/S&P)

Airlines – 0.4%
	JetBlue Airways Corp., FRN,
3,650	7.44%, 5/15/10, Ser. 04-2	Ba1/BB	3,628,579
1,813	8.741%, 9/15/09, Ser. 04-1	Ba1/BB	1,836,732
			5,465,311
Automotive – 0.5%
3,000	Arvin Industries, Inc., 6.75%, 3/15/08	Ba2/BB	2,940,000
3,500	ArvinMeritor, Inc., 6.625%, 6/15/07	Ba2/BB	3,456,250
			6,396,250
Computer Services – 0.5%
	SunGard Data Systems, Inc., (d)
4,000	8.525%, 8/15/13, FRN	B3/B-	4,170,000
2,000	9.125%, 8/15/13	B3/B-	2,090,000
			6,260,000
Financial Services – 4.7%
5,750	Borden US Finance Corp., 9.35%, 7/15/10, FRN (d)	B3/B-	5,850,625
3,500	Chukchansi Economic Dev. Auth., 8.06%, 11/15/12, FRN (d)	B2/BB-	3,596,250
	Ford Motor Credit Co., FRN,
8,000	5.45%, 3/21/07	Ba2/BB-	7,840,912
10,000	6.17%, 1/15/10	Ba2/BB-	9,009,420
14,000	7.68%, 11/2/07	Ba2/BB-	13,726,314
	General Motors Acceptance Corp., FRN,
16,000	5.55%, 7/16/07	Ba1/BB	15,428,128
5,000	6.61%, 12/1/14	Ba1/BB	4,746,690
1,479	Simsbury CLO Ltd., 4.69%, 9/24/11, FRN (d) (h)	Aaa/AAA	1,468,659
			61,666,998
Multi-Media – 2.0%
7,000	Cablevision Systems Corp., 8.716%, 4/1/09, Ser. B, FRN	B3/B	7,183,750
	CCO Holdings LLC,
6,000	8.616%, 12/15/10, FRN	B3/CCC-	5,895,000
2,000	8.75%, 11/15/13	B3/CCC-	1,930,000
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	7,910,000
1,886	Emmis Communications Corp., 10.366%, 6/15/12, FRN	B3/B-	1,897,500
2,000	Paxson Communications Corp., 10.777%, 1/15/13, FRN (d)	B3/CCC-	1,930,000
			26,746,250

26 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

Oil & Gas – 0.9%
$9,500	El Paso Corp., 7.375%, 12/15/12	Caa1/B-	$9,856,250
2,500	OAO Gazprom, 9.125%, 4/25/07	NR/BB+	2,618,750
			12,475,000
Paper/Paper Products – 1.0%
	Abitibi-Consolidated, Inc.,
2,000	7.875%, 8/1/09	B1/B+	1,960,000
8,000	7.991%, 6/15/11, FRN	B1/B+	7,720,000
4,000	Bowater Inc., 7.491%, 3/15/10, FRN	B1/B+	3,960,000
			13,640,000
Special Purpose Entity – 0.5%
99	Dow Jones CDX US High Yield, 8.75%, 12/29/10, Ser. 5-T1 (d) (i)	B3/NR	100,794
	Universal City Florida Holding Co.,
2,000	8.375%, 5/1/10	B3/B-	2,015,000
4,500	9.43%, 5/1/10, FRN	B3/B-	4,545,000
			6,660,794
Telecommunications – 6.3%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	1,975,000
5,000	Dobson Cellular Systems, Inc., 9.43%, 11/1/11, FRN	B1/B-	5,225,000
8,499	Echostar DBS Corp., 7.78%, 10/1/08, FRN	Ba3/BB-	8,732,723
5,000	Hawaiian Telcom Communications, Inc., 9.948%, 5/1/13, FRN (d)	B3/CCC+	4,987,500
5,425	Intelsat Bermuda Ltd., 9.609%, 1/15/12, FRN (d)	B2/B+	5,547,062
2,000	New Skies Satellites NV, 9.573%, 11/1/11, FRN	B3/B-	2,095,000
5,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B3/B	5,187,500
25,650	Qwest Communications International, Inc., 7.84%, 2/15/09, FRN	B2/B	26,163,000
6,000	Qwest Corp., 7.741%, 6/15/13, FRN (d)	Ba3/BB	6,502,500
7,750	Rogers Wireless Communications, Inc., 7.616%, 12/15/10, FRN	Ba3/BB	8,030,938
3,500	Rural Cellular Corp., 8.991%, 3/15/10, FRN	B2/B-	3,613,750
5,820	Time Warner Telecom Holdings, Inc., 8.34%, 2/15/11, FRN	B2/CCC+	5,950,950
			84,010,923
Total Corporate Bonds & Notes (cost-$222,353,194)			223,321,526

SOVEREIGN DEBT OBLIGATIONS – 2.1%

Brazil – 2.1%
	Federal Republic of Brazil,
15,294	5.25%, 4/15/12, FRN	Ba3/BB	15,265,341
10,000	11.00%, 8/17/40	Ba3/BB-	12,927,500
Total Sovereign Debt Obligations (cost-$25,698,702)			28,192,841

ASSET-BACKED SECURITIES – 0.6%
2,780	Bear Stearns Asset Backed Securities, Inc., 4.70%, 12/25/42, FRN	Aaa/AAA	2,782,208
705	Chase Funding Loan Acquisition Trust, 4.86%, 1/25/33, FRN	Aaa/AAA	706,433
3,144	CIT Group Home Equity Loan Trust, 4.80%, 6/25/33, FRN	Aaa/AAA	3,152,096
135	Long Beach Mortgage Loan Trust, 4.85%, 7/25/33, FRN	Aaa/AAA	134,578
2,087	Salomon Brothers Mortgage Securities VII, 4.83%, 3/25/32, FRN	NR/AAA	2,093,983
Total Asset-Backed Securities (cost-$8,848,229)			8,869,298

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 27

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES – 0.2%
$2,266	Master Adjustable Rate Mortgage Trust,
	3.787%, 12/21/34, CMO, FRN (cost-$2,269,008)	Aaa/AAA	$2,253,745

SHORT-TERM INVESTMENTS – 7.5%

Commercial Paper – 2.0%

Financial Services – 2.0%
26,600	UBS Finance LLC, 4.47%, 2/1/06 (cost-$26,600,000)	NR/NR	26,600,000

Corporate Notes – 1.9%

Financial Services – 1.3%
	General Motors Acceptance Corp.,
13,000	5.243%, 5/18/06, FRN	Ba1/BB	12,950,171
4,000	6.125%, 9/15/06	Ba1/BB	3,958,160
			16,908,331
Telecommunications – 0.2%
2,386	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	B3/NR	2,403,854

Utilities – 0.4%
5,000	NorthWestern Corp., 7.30%, 12/1/06 (d)	Ba1/BB+	5,080,640
Total Corporate Notes (cost-$24,398,964)			24,392,825

U.S. Treasury Bills (j) – 1.6%
21,385	3.82%-4.17%, 3/2/06-3/16/06 (cost-$21,288,149)		21,288,149

Repurchase Agreements – 2.0%
20,048	State Street Bank & Trust Co.,
	dated 1/31/06, 3.90%, due 2/1/06,
	proceeds $20,050,172; collateralized by
	Fannie Mae, 5.00%, 1/15/07,
	valued at $20,449,287 including accrued interest		20,048,000
7,000	Credit Suisse First Boston,
	dated 1/31/06, 4.32%, due 2/1/06,
	proceeds $7,000,840: collateralized by
	U.S. Treasury Note, 4.375%, 1/31/08,
	valued at $7,157,806 including accrued interest		7,000,000
Total Repurchase Agreements (cost-$27,048,000)			27,048,000
Total Short-Term Investments (cost-$99,335,113)			99,328,974

OPTIONS PURCHASED (k) – 0.0%

Contracts

Call Options – 0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,567	strike price $115, expires 2/24/06		24,484
837	strike price $119, expires 2/24/06		13,078
			37,562
Put Options – 0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
1,063	strike price $92.75, expires 12/18/06		26,575
1,472	strike price $93, expires 12/18/06		9,200

28 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2006 (unaudited) (continued)

Contracts			Value

Put Options (continued)
		U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,100		strike price $99, expires 2/24/06	$17,188
1,039		strike price $100, expires 2/24/06	16,234
			69,197
Total Options Purchased (cost-$125,675)			106,759
Total Investments before options written (cost-$1,322,689,524) – 100.0%			1,329,140,189

OPTIONS WRITTEN (k) – (0.0)%

Call Options – (0.0)%
		U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,384		strike price $110, expires 2/24/06	(86,500)

Put Options – (0.0)%
		U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
600		strike price $104, expires 5/26/06	(84,375)
245		strike price $107, expires 2/24/06	(26,797)
			(111,172)
Total Options Written (premiums received-$1,067,316)			(197,672)
Total Investments net of options written (cost-$1,321,622,208) – 100.0%			$1,328,942,517

Notes to Schedules of Investments:
(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as each Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security–Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery security. To be delivered after January 31, 2006.
(f)	Unsettled security, coupon rate undetermined at January 31, 2006.
(g)	Security in default.
(h)	Fair-valued security.
(i)	Credit-linked trust certificate.
(j)	All or partial amount segregated as collateral for futures contracts or delayed-delivery securities.
(k)	Non-income producing.

Glossary:
	€-	Euros
CMO	-	Collateralized Mortgage Obligation
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2006.
LIBOR	-	London Inter-Bank Offered Rate
NR	-	Not Rated
UNIT	-	More than one class of securities traded together.

See accompanying Notes to Financial Statements. | 1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 29

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Assets and Liabilities

January 31, 2006 (unaudited)

	Floating Rate Income	Floating Rate Strategy
Assets:
Investments, at value (cost-$566,055,371 and $1,322,689,524, respectively)	$571,920,670	$1,329,140,189
Cash (including foreign currency of $4,257,203 and $7,822,970 with a cost of $4,239,995 and $7,790,591, respectively)	4,359,992	8,456,887
Interest receivable	5,014,481	10,825,838
Unrealized appreciation on swaps	940,026	1,676,296
Receivable for investments sold	276,014	2,710,185
Unrealized appreciation on unfunded loan commitments	260,381	451,130
Premiums for swaps purchased	17,500	18,087,825
Receivable for terminated swaps	619	824,212
Prepaid expenses	22,529	39,246
Total Assets	582,812,212	1,372,211,808

Liabilities:
Payable for investments purchased	18,796,781	61,294,447
Dividends payable to common and preferred shareholders	2,505,482	5,507,307
Unrealized depreciation on swaps	1,818,723	38,243,944
Deferred facility fees	409,527	545,457
Unrealized depreciation on forward foreign currency contracts	402,443	1,016,908
Investment management fees payable	354,959	803,093
Options written, at value (premiums received - $637,327 and $1,067,316, respectively)	158,563	197,672
Payable for terminated swaps	47,919	931,493
Premium for swaps sold	46,000	102,000
Payable for variation margin on futures contracts	10,312	31,687
Accrued expenses	136,876	182,845
Total Liabilities	24,687,585	108,856,853
Preferred Shares ($0.00001 par value, $25,000 net asset and liquidation value per share applicable to an aggregate of 8,400 and 19,200 shares issued and outstanding, respectively)	210,000,000	480,000,000
Net Assets Applicable to Common Shareholders	$348,124,627	$783,354,955

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$180	$416
Paid-in-capital in excess of par	345,554,312	787,483,157
Dividends in excess of net investment income	(651,492)	(9,238,826)
Accumulated net realized gain (loss)	(1,746,629)	35,859,132
Net unrealized appreciation (depreciation) of investments, futures contracts, options written, swaps, foreign currency transactions and unfunded loan commitments	4,968,256	(30,748,924)
Net Assets Applicable to Common Shareholders	$348,124,627	$783,354,955
Common Shares Outstanding	18,024,012	41,582,884
Net Asset Value Per Common Share	$19.31	$18.84

30 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Operations

For the six months ended January 31, 2006 (unaudited)

	Floating Rate Income	Floating Rate Strategy**
Investment Income:
Interest	$18,916,610	$ 32,980,333
Dividends	123,917	27,650
Facility and other fee income	64,124	39,125
Total Investment Income	19,104,651	33,047,108

Expenses:
Investment management fees	2,114,393	3,968,831
Auction agent fees and commissions	269,462	512,301
Custodian and accounting agent fees	93,488	139,533
Audit and tax services	73,888	93,714
Reports to shareholders	47,924	49,631
Transfer agent fees	22,028	14,328
Trustees’ fees and expenses	14,560	15,453
New York Stock Exchange listing fees	10,435	18,194
Insurance expense	8,129	14,763
Investor relations	3,520	8,973
Legal fees	3,520	10,480
Miscellaneous	9,430	7,514
Total expenses	2,670,777	4,853,715
Less: custody credits earned on cash balances	(45,068)	(66,598)
Net expenses	2,625,709	4,787,117

Net Investment Income	16,478,942	28,259,991

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,442,132)	(5,066,793)
Futures contracts	(711,028)	10,685
Options written	986,298	1,945,622
Swaps	7,997,583	48,223,693
Foreign currency transactions	(444,909)	1,997,233
Net change in unrealized appreciation/depreciation of:
Investments	(299,990)	631,671
Futures contracts	170,136	(843,192)
Options written	78,915	148,221
Swaps	(7,195,888)	(47,613,869)
Foreign currency transactions	(445,617)	(746,555)
Unfunded loan commitments	119,905	315,468
Net realized and change in unrealized loss on investments, futures contracts, options written, swaps, foreign currency transactions and unfunded loan commitments	(1,186,727)	(997,816)
Net Increase in Net Assets Resulting from Investment Operations	15,292,215	27,262,175
Dividends on Preferred Shares from Net Investment Income	(3,956,301)	(7,832,296)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$11,335,914	$ 19,429,879

**  Represents the five months ended January 31, 2006. Fiscal year-end was changed to July 31 from August 31.

See accompanying Notes to Financial Statements. | 1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 31

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Changes in Net Assets Applicable to Common Shareholders

	Floating Rate Income		Floating Rate Strategy
	Six Months Ended January 31, 2006 (unaudited)	Year ended July 31, 2005	For the Period September 1, 2005 through January 31, 2006** (unaudited)	For the period October 29, 2004* through August 31, 2005
Investment Operations:
Net investment income	$ 16,478,942	$ 24,363,961	$ 28,259,991	$ 36,347,687
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	6,385,812	(3,293,145)	47,110,440	(4,489,982)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, foreign currency transactions and unfunded loan commitments	(7,572,539)	10,337,612	(48,108,256)	17,359,332
Net increase in net assets resulting from investment operations	15,292,215	31,408,428	27,262,175	49,217,037
Dividends on Preferred Shares from Net investment income	(3,956,301)	(5,230,747)	(7,832,296)	(9,877,326)
Net increase in net assets applicable to common shareholders resulting from investment operations	11,335,914	26,177,681	19,429,879	39,339,711
Dividends and Distributions to Common Shareholders from:
Net investment income	(14,391,272)	(21,339,798)	(25,168,885)	(37,754,323)
Net realized gains	(528,104)	(2,486,478)	–	–
Total dividends and distributions to common shareholders	(14,919,376)	(23,826,276)	(25,168,885)	(37,754,323)
Capital Share Transactions:
Net proceeds from the sale of common stock	–	–	–	788,830,000
Preferred shares underwriting discount charged to paid-in capital in excess of par	–	–	–	(4,800,000)
Common stock and preferred shares offering costs charged to paid-in capital in excess of par	–	–	–	(1,912,898)
Reinvestment of dividends and distributions	–	2,607,725	–	5,291,463
Net increase from capital transactions	–	2,607,725	–	787,408,565
Total increase (decrease) in net assets applicable to common shareholders	(3,583,462)	4,959,130	(5,739,006)	788,993,953
Net Assets Applicable to Common Shareholders:
Beginning of period	351,708,089	346,748,959	789,093,961	100,008
End of period (including dividends in excess of net investment income of $(651,492) and $(1,217,139); $(9,238,826) and $(4,497,636); respectively)	$348,124,627	$351,708,089	$783,354,955	$789,093,961
Common Shares Issued and Reinvested:
Issued	–	–	–	41,300,000
Issued in reinvestment of dividends and distributions	–	130,238	–	277,648
Net Increase	–	130,238	–	41,577,648

*      Commencement of operations

**   Represents the five months ended January 31, 2006. Fiscal year-end was changed to July 31 from August 31.

32 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Cash Flows

For the six months ended January 31, 2006 (unaudited)

	Floating Rate Income	Floating Rate Strategy**
Cash Flows used for Operating Activities
Purchases of long-term investments	$(184,358,563)	$(416,562,487)
Proceeds from sales of long-term investments	171,801,356	399,453,197
Interest, dividends and facility and other fee income received	17,967,375	31,695,598
Net cash provided by options written	1,587,357	2,026,196
Net cash provided by swap transactions	1,901,520	5,427,789
Increase (decrease) in prepaid expenses	(7,700)	15,560
Operating expenses paid	(2,670,657)	(4,834,169)
Net cash used for futures transactions	(621,580)	(800,820)
Net realized gain (loss) on foreign currency transactions	(427,701)	2,029,609
Net decrease in short-term investments	17,597,457	24,543,289
Net cash provided by operating activities	22,768,864	42,993,762

Cash Flows from Financing Activities:
Cash dividends paid	(18,875,677)	(33,001,181)
Increase in dividends payable	408,505	837,390
Net cash used for financing activities	(18,467,172)	(32,163,791)

Net increase in cash	4,301,692	10,829,971
Cash at beginning of period	58,300	(2,373,084)
Cash at end of period	$4,359,992	$8,456,887

Reconciliation of Net Increase in Net Assets From Investment Operations to Net Cash Used for Operating Activities:
Net increase in net assets resulting from investment operations	$15,292,215	$27,262,175
Decrease in receivable for investments sold	3,931,653	10,281,821
Increase in interest receivable	(855,998)	(1,014,966)
Increase (decrease) in premium for swaps purchased	6,381	(18,614,782)
Decrease in premium for swaps sold	(6,102,444)	(24,181,122)
Decrease in premium for options written	(53,881)	(345,607)
Decrease in receivable for premium on options written	204,061	–
Increase (decrease) in prepaid expenses	(7,700)	15,559
Decrease in Investment Management fees payable	(1,624)	(6,055)
Increase in net unrealized depreciation on swaps	7,195,888	47,613,869
Increase in net unrealized depreciation on forward foreign currency contracts	384,660	845,796
Increase in net unrealized appreciation on unfunded loan commitments	(119,905)	(315,468)
Increase (decrease) in variation margin on futures contracts	(80,688)	31,687
Increase in net unrealized appreciation on options written	(78,915)	(148,221)
Decrease in accrued expenses	(43,323)	(40,996)
Increase in deferred facility fees	111,046	309,756
Decrease in payable for investments purchased	(8,390,192)	(11,287,417)
Net decrease in investments	11,377,630	12,587,733

Net cash provided by operating activities	$22,768,864	$42,993,762

**  Represents the five months ended January 31, 2006. Fiscal year-end was changed to July 31 from August 31.

See accompanying Notes to Financial Statements. | 1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 33

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Floating Rate Income Fund (“Floating Rate Income”) and PIMCO Floating Rate Strategy Fund (“Floating Rate Strategy”), collectively referred to as the “Funds”, were organized as a Massachusetts business trust on June 19, 2003 and June 30, 2004, respectively.

PIMCO Floating Rate Strategy Fund changed its fiscal year-end from August 31 to July 31. Accordingly, the financial statements of the Fund cover the five-month period from September 1, 2005 to January 31, 2006.

Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Floating Rate Income and Floating Rate Strategy had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG, a publicly traded insurance and financial services company.

Floating Rate Strategy issued 37,000,000 shares of common stock in its initial public offering. An additional 4,300,000 shares were issued in connection with the underwriter’s over-allotment option. These shares were all issued at $20.00 per share before an underwriting discount of $0.90 per share. Common offering costs of $1,339,026 (representing $0.032 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common share offering costs (other than the sales load) and organizational expenses of approximately $25,000 exceeding $0.04 per common share. In addition, the underwriters’ commission and offering costs associated with the issuance of Preferred Shares in the amounts of $4,800,000 and $573,872, respectively, have been charged to paid-in capital in excess of par.

The Funds’ investment objective is to seek high current income, consistent with the preservation of capital by investing primarily in floating rate debt instruments, a substantial portion of which will be senior loans. The ability of the issuers of the Funds’ investments to meet their obligations may be affected by economic developments in a specific industry.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Funds’ investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair-value of the Senior

34 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds

Notes to Financial Statements

January 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset value is determined weekly on the last business day of the week as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

Net investment income and net realized gains differ for financials statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the periods ended January 31, 2006, Floating Rate Income and Floating Rate Strategy received $1,554,566 and $5,059,321, respectively from swap agreements which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

(e) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Senior Loans

The Funds may purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 35

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(g) Option Transactions

The Funds may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

(h) Interest Rate/Credit Default Swaps

The Funds may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Funds would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Funds would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Net periodic payments received (paid) by the Funds are included as part of realized gain (loss) and/or net periodic payments accrued but not yet received (paid) by the Funds are included in change in unrealized appreciation/depreciation on the Statements of Operations.

Swaps are marked to market daily by the Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the

36 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Funds may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(m) When-Issued/Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 37

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

(n) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager/Sub-Adviser

The Funds have entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Fund’s average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares and borrowings that may be outstanding minus accrued liabilities (other than liabilities representing borrowings)).

The Investment Manager has retained the Sub-Adviser, to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Floating Rate Income and Floating Rate Strategy’s average weekly total managed assets for the period from each Fund’s commencement of operations through August 31, 2008 and October 31, 2008, respectively. Commencing September 1, 2008 for Floating Rate Income and November 1, 2008 for Floating Rate Strategy, the Investment Manager will pay the Sub-Adviser a monthly fee at the annual rate of 0.55% of each Fund’s average weekly total managed assets.

3. Investments in Securities

For the periods ended January 31, 2006, purchases and sales of investments, other than short-term securities and U.S. government obligations, were as follows:

	Floating Rate Income	Floating Rate Strategy
Purchases	$173,637,613	$411,172,804
Sales	163,325,501	364,714,455

(a) Futures contracts outstanding at January 31, 2006:

Floating Rate Income: Type	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long: Financial Future Euro—90 day	$2,063	12/18/06	$(293,994)

Floating Rate Strategy: Type	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long: Financial Future Euro—90 day	$6,338	12/18/06	$(843,192)

38 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

3. Investments in Securities (continued)

(b) Transactions in options written for the periods ended January 31, 2006:

Floating Rate Income:	Contracts	Premiums
Options outstanding, July 31, 2005	2,203	$ 691,208
Options written	5,367	1,383,296
Options terminated in closing purchase transactions	(5,982)	(1,437,177)
Options outstanding, January 31, 2006	1,588	$637,327

Floating Rate Strategy:	Contracts	Premiums
Options outstanding, August 31, 2005	9,204,560	$ 1,412,922
Options written	7,736	2,026,196
Options terminated in closing purchase transactions	(9,210,067)	(2,371,802)
Options outstanding, January 31, 2006	2,229	$1,067,316

(c) Credit default swaps contracts outstanding at January 31, 2006:

Floating Rate Income:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America
AES Corp.	$1,000	12/20/07	1.50%	$ 5,160
Allied Waste North American	600	9/20/09	2.75%	11,761
Bombardier	1,400	6/20/10	3.80%	10,569
MCI	875	9/20/07	4.57%	67,215
Williams Cos.	875	9/20/09	2.05%	31,929

Bear Stearns
Georgia-Pacific	700	9/20/09	1.24%	(22,925)
GMAC	2,000	3/20/06	2.10%	2,227
Host Marriot	700	9/20/09	1.95%	21,369
MGM Mirage	1,500	9/20/09	1.92%	27,115

Citigroup
Allied Waste North America	1,500	9/20/07	2.18%	10,647
Crown Cork	1,500	9/20/07	2.38%	33,641
Host Marriott Corp.	900	9/20/07	1.90%	20,311
Owens-Illinois Group	3,000	9/20/07	2.05%	37,469
Starwood Hotels & Resorts Worldwide	1,500	9/20/07	1.20%	25,484

Credit Suisse First Boston
AES Corp.	900	9/20/09	3.85%	64,898
Allied Waste North America	875	9/20/09	2.46%	9,223
Delhaize Group	875	9/20/09	1.40%	22,591
OAO Gazprom	5,000	4/20/06	0.72%	15,958
Intelsat Bermuda	3,000	3/20/10	3.21%	(299,467)
Samis	4,400	9/20/08	2.45%	69,785

Goldman Sachs
HCA	1,000	12/20/07	0.75%	4,598
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	16,672
TRW Automotive	875	9/20/09	2.15%	12,747

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 39

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

3. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
J. P. Morgan Chase
AES Corp.	$1,500	9/20/07	2.15%	$ 25,311
Electronic Data System	1,000	12/20/07	1.30%	22,330
Ford Motor Credit	5,000	6/20/06	3.25%	21,223
Tenet Healthcare	5,000	12/20/07	(3.20)%	(74,339)
Tenet Healthcare	5,000	12/20/09	4.15%	104,112

Lehman Securities
Extendicare Health Services	2,600	9/20/09	2.10%	42,788
L-3 Communications Group	5,000	12/20/08	1.50%	87,700
Six Flags	1,000	3/20/10	2.70%	26,868

Merrill Lynch
PSEG Energy	3,500	12/4/06	2.95%	48,642
SPX Corp.	900	9/20/09	2.25%	22,215
Williams Cos.	700	9/20/09	1.71%	17,468

Morgan Stanley Dean Witter
Georgia-Pacific	900	9/20/09	1.63%	(17,784)
GMAC	1,000	9/20/06	1.70%	(11,230)
				$514,281

Floating Rate Strategy:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bank of America
Bombardier	$3,500	6/20/10	3.80%	$ 26,423
CMS Energy Corp.	5,000	12/20/09	2.15%	135,772
Royal Caribbean Cruises	5,000	12/20/09	1.12%	105,750
Williams Cos.	5,000	12/20/09	1.65%	112,472

Bear Stearns
Allied Waste North America	1,500	12/20/07	1.85%	3,231
ArvinMeritor	1,500	12/20/07	1.14%	(25,745)
Dura Operating	4,500	12/20/09	4.15%	(608,489)
Dynergy	1,500	12/20/09	2.35%	(25,280)
GMAC	5,000	3/20/06	2.10%	5,568
MGM Mirage	5,000	12/20/09	1.54%	13,600
Stone Container	1,500	12/20/09	1.76%	(113,595)
Stone Container	5,000	12/20/09	1.87%	(360,071)

Citigroup
Host Marriott Corp.	5,000	12/20/09	1.70%	106,021
Reliant Energy	5,000	12/20/09	3.20%	(190,906)

Credit Suisse First Boston
Equistar Chemicals	5,000	12/20/09	2.25%	23,650
Goodyear Tire & Rubber	2,000	3/20/15	(3.85)%	(11,950)
Intelsat Bermuda	7,000	3/20/10	3.21%	(698,756)
Samis	2,000	9/20/08	2.45%	23,972
Samis	4,600	12/20/09	2.15%	11,180

40 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

3. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
HSBC Bank
Ford Motor Credit	$2,000	6/20/06	3.25%	$ 8,489
GMAC	4,000	6/20/06	4.25%	36,992

J.P. Morgan Chase
Goodyear Tire & Rubber	2,000	3/20/07	(1.55)%	(16,981)
Goodyear Tire & Rubber	4,000	3/20/10	3.40%	50,984
NRG Energy	5,000	12/20/09	2.20%	13,058

Lehman Securities
Boyd Gaming	5,000	12/20/09	1.65%	148,516
Ford Motor Credit	3,000	6/20/06	2.90%	7,480
GMAC	3,000	3/20/06	2.10%	3,341
Hayes Lemmerz International	5,000	12/20/09	2.50%	(105,545)
HCA	5,000	12/20/09	1.55%	109,009
PanAmSat Corp.	3,000	12/20/09	3.00%	24,874
Six Flags	4,000	3/20/10	2.70%	107,471
Starwood Hotels and Resorts Worldwide	5,000	12/20/09	1.15%	99,343
Station Casinos	5,000	12/20/09	1.45%	69,828
Stone Container	3,000	12/20/09	1.85%	(218,068)
TRW	5,000	12/20/09	2.05%	40,697

Merrill Lynch
AES Corp.	3,000	12/20/09	2.60%	88,961
ArvinMeritor	4,500	12/20/09	2.25%	(157,584)
Bombardier	5,000	3/20/06	3.25%	34,329
Chesapeake Energy Corp.	5,000	12/20/09	1.30%	66,250
CMS Energy Corp.	1,500	12/20/09	1.85%	24,630
Delhaize America	5,000	12/20/09	1.07%	66,246
Toys “R” Us	3,500	12/20/06	(1.45)%	(6,062)
Toys “R” Us	7,000	12/20/09	2.91%	24,331
Toys “R” Us	5,000	12/20/09	3.20%	(484,748)
Toys “R” Us	3,500	12/20/14	(3.34)%	(13,963)
Vintage Petroleum	3,000	12/20/09	1.50%	3,500

UBS Securities
GMAC	6,000	9/20/06	5.05%	80,328

Wachovia Securities
Ford Motor Credit	5,000	12/20/09	2.14%	(828,671)
GMAC	5,000	12/20/09	2.26%	(1,203,876)
				$(3,393,994)

(d) Interest rate swap agreements outstanding at January 31, 2006:

Floating Rate Income:			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Fund	Payments received by Fund	Unrealized Depreciation
Bank of America	$115,000	1/7/25	3 month LIBOR	5.13%	$ (123,620)
Bank of America	115,000	6/15/25	5.25%	3 month LIBOR	(1,269,358)
					$(1,392,978)

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 41

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

3. Investments in Securities (continued)

Floating Rate Strategy:			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Fund	Payments received by Fund	Unrealized Depreciation
Bank of America	$255,000	1/7/25	3 month LIBOR	5.13%	$ (274,114)
Bank of America	255,000	6/15/25	5.25%	3 month LIBOR	(2,814,665)
Goldman Sachs	630,000	6/15/25	5.00%	3 month LIBOR	(6,535,305)
Goldman Sachs	613,000	7/22/25	3 month LIBOR	4.83%	(23,549,570)
					$(33,173,654)

LIBOR—London Interbank Offered Rate

Floating Rate Income and Floating Rate Strategy received $2,000,000 and $17,750,000 par value, respectively, in U.S. Treasury Bills as collateral for swap contracts.

(e) Forward foreign currency contracts outstanding at January 31, 2006:

Floating Rate Income:		U.S. $ Value on Origination Date	U.S. $ Value January 31, 2006	Unrealized Depreciation
Purchased:	€4,287,000 settling 2/22/06	$ 5,266,009	$ 5,212,605	$ (53,404)
Sold:	€36,742,000 settling 2/22/06	44,325,916	44,674,955	(349,039)
				$(402,443)

Floating Rate Strategy:		U.S. $ Value on Origination Date	U.S. $ Value January 31, 2006	Unrealized Depreciation
Purchased:	€18,201,000 settling 2/22/06	$22,357,508	$ 22,130,773	$(226,735)
Sold:	€82,399,000 settling 3/31/06	99,616,271	100,406,444	(790,173)
				$(1,016,908)

(f)    At January 31, 2006, the Funds had the following unfunded loan commitments which could be extended at the option of the borrower:

Floating Rate Income:
Borrower	Unfunded Commitments
Eastman Kodak	$ 2,517,032
El Paso Nova Scotia Revolver	4,975,000
Host Marriott L.P. Revolver A	2,537,585
Host Marriott L.P. Revolver B	1,633,333
Visteon Corp.	85,355
Warner Chilcott	124,017
$11,872,322
Floating Rate Strategy:
Borrower	Unfunded Commitments
Eastman Kodak	$ 5,034,065
Hertz	660,019
Host Marriott L.P. Revolver A	2,537,584
Host Marriott L.P. Revolver B	1,633,333
Visteon Corp.	213,387
Warner Chilcott	283,320
$10,361,708

42 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Floating Rate Income	$ 566,055,371	$ 7,580,402	$1,715,103	$5,865,299
Floating Rate Strategy	1,322,689,524	10,781,773	4,331,108	6,450,665

5. Auction Preferred Shares

Floating Rate Income has issued 2,800 shares of Preferred Shares Series T, 2,800 shares of Preferred Shares Series W, 2,800 shares of Preferred Shares Series TH, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Floating Rate Strategy has issued 3,840 shares of Preferred Shares Series M, 3,840 shares of Preferred Shares Series T, 3,840 shares of Preferred Shares Series W, 3,840 shares of Preferred Shares Series TH, and 3,840 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

For the period ended January 31, 2006, the annualized dividend rates ranged from:

	High	Low	At January 31, 2006
Floating Rate Income

Series T	4.15%	3.00%	4.15%
Series W	4.40%	3.20%	4.14%
Series TH	4.40%	3.24%	4.20%

Floating Rate Strategy

Series M	4.50%	3.46%	4.34%
Series T	4.38%	3.47%	4.19%
Series W	4.45%	3.48%	4.24%
Series TH	4.50%	3.37%	4.15%
Series F	4.40%	3.40%	4.27%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Subsequent Common Dividend Declarations

On February 3, 2006, the following dividends were declared to common shareholders payable March 3, 2006 to shareholders of record on February 13, 2006:

Floating Rate Income	$0.13102 per common share
Floating Rate Strategy	$0.12685 per common share

On March 3, 2006, the following dividends were declared to common shareholders payable April 7, 2006 to shareholders of record on March 13, 2006:

Floating Rate Income	$0.13730 per common share
Floating Rate Strategy	$0.13314 per common share

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 43

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2006 (unaudited)

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”and“revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. An additional market timing lawsuit filed by the Attorney General of West Virginia against a number of fund companies, including the Investment Manager and two of its affiliates, has also been transferred to the Multi-District Litigation in Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts in the future.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Investment Manager and certain of its affiliates, including the Investment Manager, (together, the “Applicants”) have sought exemptive relief from the Commission under
Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to issue against the Investment Manager or the Affiliates with respect to any of the other matters referenced above, the Investment Manager or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The foregoing speaks only as of the date hereof.

44 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06

PIMCO Floating Rate Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended January 31, 2006 (unaudited)		Year ended July 31, 2005	For the period August 29, 2003* through July 31, 2004

Net asset value, beginning of period	$19.51		$19.38	$19.35	**
Investment Operations:
Net investment income	0.92		1.36	0.71
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, foreign currency transactions, and unfunded loan commitments	(0.07)		0.39	0.39
Total from investment operations	0.85		1.75	1.10
Dividends on Preferred Shares from Net Investment Income	(0.22)		(0.29)	(0.11)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.63		1.46	0.99
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.80)		(1.19)	(0.78)
Net realized gains	(0.03)		(0.14)	—
Total dividends and distributions to common shareholders	(0.83)		(1.33)	(0.78)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—	(0.04)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—		—	(0.14)
Total capital share transactions	—		—	(0.18)
Net asset value, end of period	$19.31		$19.51	$19.38
Market price, end of period	$18.60		$18.75	$20.47
Total Investment Return (1)	3.70%		(2.05)%	6.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$348,125		$351,708	$346,749
Ratio of expenses to average net assets (2)(3)	1.49	%(4)	1.52%	1.36	%(4)
Ratio of net investment income to average net assets (2)	9.36	%(4)	6.93%	4.04	%(4)
Preferred shares asset coverage per share	$66,415		$66,856	$66,274
Portfolio turnover	35%		83%	94%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.65 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(4)	Annualized.

See accompanying Notes to Financial Statements. | 1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 45

PIMCO Floating Rate Strategy Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Five Months ended January 31, 2006† (unaudited)		For the Period October 29, 2004* through August 31, 2005

Net asset value, beginning of period	$18.98		$19.10	**
Investment Operations:

Net investment income	0.69		0.88
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, foreign currency transactions, and unfunded loan commitments	(0.03)		0.31
Total from investment operations	0.66		1.19
Dividends on Preferred Shares from Net Investment Income	(0.19)		(0.24)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.47		0.95
Dividends to Common Shareholders from:

Net Investment Income	(0.61)		(0.91)
Capital Share Transactions:

Common stock offering costs charged to paid-in capital in excess of par	—		(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—		(0.13)
Total capital share transactions	—		(0.16)
Net asset value, end of period	$18.84		$18.98
Market price, end of period	$18.34		$18.21
Total Investment Return (1)	4.12%		(4.39)%
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)	$783,355		$789,094
Ratio of expenses to average net assets (2)(3)	1.46	%(4)	1.35	%(4)
Ratio of net investment income to average net assets (2)	8.62	%(4)	5.57	%(4)
Preferred shares asset coverage per share	$65,780		$66,084
Portfolio turnover	30%		47%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
†	Fiscal year-end changed from August 31 to July 31.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(4)	Annualized.

46 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.06 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Annual Shareholder Meetings Results (unaudited)

The Funds held their annual meetings of shareholders on December 15, 2005. Common and/or Preferred shareholders of each fund voted to elect/re-elect the Trustees as indicated below.

	Affirmative	Withheld Authority

PIMCO Floating Rate Income Fund

Class II Trustee

Re-election of Paul Belica to serve until 2008	13,120,888	202,138

Re-election John J. Dalessandro II* to serve until 2008	5,016	50

PIMCO Floating Rate Strategy Fund

Class I Trustee

Election of Paul Belica to serve until 2008	26,185,066	349,765

Re-election of Robert E. Connor* to serve until 2008	10,688	44

Class II Trustee

Election of R. Peter Sullivan III to serve until 2006	26,219,029	315,802

Class III Trustee

Re-election of David C. Flattum to serve until 2007	26,217,051	317,780

Messrs. Robert E. Connor, David C. Flattum, Hans W. Kertess and R. Peter Sullivan III continue to serve as Trustees of Floating Rate Income.

Messrs. John J. Dalessandro II and Hans W. Kertess continue to serve as Trustees of Floating Rate Strategy.

* Preferred Shares Trustee

1.31.06 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 47

(This Page Intentionally Left Blank)

Trustees and Principal Officers

Robert E. Connor
Trustee, Chairman of the Board of Trustees

Paul Belica
Trustee

John J. Dalessandro II
Trustee

David C. Flattum
Trustee

Hans W. Kertess
Trustee

R. Peter Sullivan III
Trustee

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Secretary & Chief Legal Officer

Youse Guia
Chief Compliance Officer

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com.

On December 15, 2005, the Funds submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, each Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, each Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge upon request by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on that Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Additional information on the Funds is available at www.allianzinvestors.com or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT OMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

TOTAL NUMBER
OF SHARES
PURCHASED
			AS PART OF	MAXIMUM NUMBER OF
	TOTAL		PUBLICLY	SHARES THAT MAY YET BE
	NUMBER	AVERAGE	ANNOUNCED PLANS	PURCHASED UNDER THE
	OF SHARES	PRICE PAID	OR	PLANS
PERIOD	PURCHASED	PER SHARE	PROGRAMS	OR PROGRAMS
August 2005	N/A	N/A	N/A	N/A
September 2005	N/A	N/A	N/A	N/A
October 2005	N/A	N/A	N/A	N/A
November 2005	N/A	N/A	N/A	N/A
December 2005	N/A	N/A	N/A	N/A
January 2006	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item. The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the Allianz Funds website at www.allianzinvestors.com

ITEM 11. CONTROLS AND PROCEDURES

(a)          The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) (1)                 Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)         Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Floating Rate Strategy Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date April 7, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date April 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date April 7, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date April 7, 2006